Combined and Condensed Information Related to Affiliates (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Total revenues	$ 10,234	¥ 850,947	¥ 1,093,173	¥ 1,393,480
Income before income taxes	1,301	108,175	139,067	(64,530)
Net income	1,116	92,763	89,368	(77,415)
Total assets	50,963	4,237,580	3,983,524	4,390,084
Total liabilities	38,175	3,174,222	2,968,953	3,435,107
Total equity	$ 12,788	¥ 1,063,358	¥ 1,014,571	¥ 954,977